Earnings Per Share - Computations of Basic and Diluted Net Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Basic net earnings	$ 210,427	$ 245,447	$ 147,041	$ 111,031	$ 170,494	$ 147,597	$ 85,145	$ 84,789	$ 713,946	$ 488,025	$ 504,619
Earnings allocated to participating securities, Basic									(2,321)	(1,919)	(1,713)
Net earnings available to common stockholders									711,625	486,106	502,906
Average shares outstanding									319,838	319,077	318,172
Basic net earnings per share	$ 0.66	$ 0.76	$ 0.46	$ 0.35	$ 0.53	$ 0.46	$ 0.27	$ 0.26	$ 2.22	$ 1.52	$ 1.58
Diluted net earnings	210,427	245,447	147,041	111,031	170,494	147,597	85,145	84,789	713,946	488,025	504,619
Earnings allocated to participating securities, Diluted									(2,321)	(1,919)	(1,714)
Net earnings available to common stockholders									$ 711,625	$ 486,106	$ 502,905
Basic shares outstanding									319,838	319,077	318,172
Dilutive effect of stock options and other									289	189	68
Diluted average shares outstanding									320,127	319,266	318,240
Diluted net earnings per share	$ 0.65	$ 0.76	$ 0.46	$ 0.35	$ 0.53	$ 0.46	$ 0.27	$ 0.26	$ 2.22	$ 1.52	$ 1.58